Net Defined Benefit Liabilities - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	₩ 2,604,272	₩ 2,571,508
Derivative instruments	45,833	33,434
Investment fund	5,068	3,577
Total	2,655,173	2,608,519
Assets quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	0	0
Derivative instruments	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	2,604,272	2,571,508
Derivative instruments	45,833	33,434
Investment fund	5,068	3,577
Total	₩ 2,655,173	₩ 2,608,519